Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
June 30, 2013 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	$ 64,170
June 30, 2014 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	68,310
June 30, 2015 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	72,450
June 30, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	76,590
December 31, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	$ 78,660